Report of Directors Financial Review Risk Report - Personal lending: reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	$ 2,923,319
transfers from stage 1 to stage 2	7,602
Balance at 31 Dec	3,117,161	$ 2,923,319
UK
Increase (decrease) in financial assets [abstract]
transfers from stage 1 to stage 2	11,245
Mexico
Increase (decrease) in financial assets [abstract]
transfers from stage 1 to stage 2	1,042
Hong Kong
Increase (decrease) in financial assets [abstract]
transfers from stage 1 to stage 2	1,152
Gross carrying amount
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	2,350,371
Balance at 31 Dec	2,486,661	2,350,371
Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	1,629,501
Net new and further lending/repayments	66,068
Foreign exchange and others	48,544
Assets written off	(3,569)
Balance at 31 Dec	1,740,456	1,629,501
Gross carrying amount | – stage 1 | Financial instruments not credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	1,489,687
Transfers of financial instruments:	(28,196)
Net new and further lending/repayments	107,733
Foreign exchange and others	42,772
Balance at 31 Dec	1,611,996	1,489,687
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	115,898
Transfers of financial instruments:	18,327
Net new and further lending/repayments	(35,843)
Foreign exchange and others	4,507
Balance at 31 Dec	102,889	115,898
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	23,823
Transfers of financial instruments:	9,869
Net new and further lending/repayments	(6,060)
Foreign exchange and others	1,259
Assets written off	(3,569)
Balance at 31 Dec	25,234	23,823
Gross carrying amount | Lifetime expected credit losses | – POCI | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	93
Net new and further lending/repayments	238
Foreign exchange and others	6
Balance at 31 Dec	337	93
Allowance for ECL
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(4,618)
Balance at 31 Dec	(4,593)	(4,618)
ECL income statement change for the period	(4,900)	(4,800)
Allowance for ECL | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(10,105)
Net remeasurement of ECL arising from transfer of stage	2
Net new and further lending/repayments	1,206
Changes to risk parameters – credit quality	(5,362)
Changes to models used for ECL calculation	197
Foreign exchange and others	(581)
Assets written off	3,569
Balance at 31 Dec	(11,065)	(10,105)
ECL income statement change for the period	3,957
Recoveries	320
Others	248
Increase (decrease) in ECL	(3,885)
Allowance for ECL | – stage 1 | Financial instruments not credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(1,232)
Transfers of financial instruments:	(931)
Net remeasurement of ECL arising from transfer of stage	664
Net new and further lending/repayments	(178)
Changes to risk parameters – credit quality	390
Changes to models used for ECL calculation	(59)
Foreign exchange and others	(16)
Balance at 31 Dec	(1,362)	(1,232)
ECL income statement change for the period	(817)
Allowance for ECL | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(2,674)
Transfers of financial instruments:	2,101
Net remeasurement of ECL arising from transfer of stage	(604)
Net new and further lending/repayments	614
Changes to risk parameters – credit quality	(1,991)
Changes to models used for ECL calculation	272
Foreign exchange and others	(152)
Balance at 31 Dec	(2,434)	(2,674)
ECL income statement change for the period	1,709
Allowance for ECL | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(6,148)
Transfers of financial instruments:	(1,170)
Net remeasurement of ECL arising from transfer of stage	(58)
Net new and further lending/repayments	768
Changes to risk parameters – credit quality	(3,737)
Changes to models used for ECL calculation	(16)
Foreign exchange and others	(410)
Assets written off	3,569
Balance at 31 Dec	(7,193)	(6,148)
ECL income statement change for the period	3,043
Allowance for ECL | Lifetime expected credit losses | – POCI | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(51)
Net new and further lending/repayments	2
Changes to risk parameters – credit quality	(24)
Foreign exchange and others	(3)
Balance at 31 Dec	(76)	(51)
ECL income statement change for the period	22
Personal lending | Gross carrying amount | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	701,907	705,638
Changes due to modifications not derecognised	0	(25)
Net new and further lending/repayments	32,290	21,104
Foreign exchange and others	15,949	(23,276)
Assets written off	(1,641)	(1,534)
Balance at 31 Dec	748,505	701,907
Personal lending | Gross carrying amount | Loans and advances to customers, including loan commitments and financial guarantees | First lien residential mortgages
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	381,491	381,535
Net new and further lending/repayments	13,233	7,149
Foreign exchange and others	14,620	(7,130)
Assets written off	(63)	(63)
Balance at 31 Dec	409,281	381,491
Personal lending | Gross carrying amount | Loans and advances to customers, including loan commitments and financial guarantees | Credit cards
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	160,415	160,289
Changes due to modifications not derecognised	0	(2)
Net new and further lending/repayments	4,848	8,481
Foreign exchange and others	4,288	(7,617)
Assets written off	(847)	(736)
Balance at 31 Dec	168,704	160,415
Personal lending | Gross carrying amount | Loans and advances to customers, including loan commitments and financial guarantees | Other personal lending
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	160,001	163,814
Changes due to modifications not derecognised	0	(23)
Net new and further lending/repayments	14,209	5,474
Foreign exchange and others	(2,959)	(8,529)
Assets written off	(731)	(735)
Balance at 31 Dec	170,520	160,001
Personal lending | Gross carrying amount | Loans and advances to customers, including loan commitments and financial guarantees | Assets held for sale
Increase (decrease) in financial assets [abstract]
Foreign exchange and others	(2,700)	(800)
Personal lending | Gross carrying amount | Loans and advances to customers, including loan commitments and financial guarantees | Assets held for sale | First lien residential mortgages
Increase (decrease) in financial assets [abstract]
Foreign exchange and others	(2,300)
Personal lending | Gross carrying amount | Loans and advances to customers, including loan commitments and financial guarantees | Assets held for sale | Other personal lending
Increase (decrease) in financial assets [abstract]
Foreign exchange and others	(400)	(300)
Personal lending | Gross carrying amount | Loans and advances to customers, including loan commitments and financial guarantees | Assets held for sale | Other personal lending | Banking business in Canada
Increase (decrease) in financial assets [abstract]
Foreign exchange and others		(4,400)
Personal lending | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale | Banking business in Canada
Increase (decrease) in financial assets [abstract]
Others		6,400
Personal lending | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale | Argentina business
Increase (decrease) in financial assets [abstract]
Others		2,400
Personal lending | Gross carrying amount | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	656,651	650,823
Transfers of financial instruments:	7,203	(2,023)
transfers from stage 1 to stage 2	41,104	45,220
transfers from stage 2 to stage 1	48,706	43,549
– transfers to stage 3	(663)	(743)
Transfers out	264	391
Net new and further lending/repayments	41,379	29,789
Foreign exchange and others	13,403	(21,938)
Balance at 31 Dec	718,636	656,651
Personal lending | Gross carrying amount | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | First lien residential mortgages
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	344,676	340,764
Transfers of financial instruments:	10,647	(3,561)
transfers from stage 1 to stage 2	29,872	33,524
transfers from stage 2 to stage 1	40,658	30,113
– transfers to stage 3	(289)	(290)
Transfers out	150	140
Net new and further lending/repayments	20,746	14,008
Foreign exchange and others	12,254	(6,535)
Balance at 31 Dec	388,323	344,676
Personal lending | Gross carrying amount | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Credit cards
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	156,312	153,292
Transfers of financial instruments:	(2,134)	796
transfers from stage 1 to stage 2	7,206	6,427
transfers from stage 2 to stage 1	5,138	7,255
– transfers to stage 3	(122)	(179)
Transfers out	56	147
Net new and further lending/repayments	5,503	9,604
Foreign exchange and others	4,118	(7,380)
Balance at 31 Dec	163,799	156,312
Personal lending | Gross carrying amount | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Other personal lending
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	155,663	156,767
Transfers of financial instruments:	(1,310)	742
transfers from stage 1 to stage 2	4,026	5,269
transfers from stage 2 to stage 1	2,910	6,181
– transfers to stage 3	(252)	(274)
Transfers out	58	104
Net new and further lending/repayments	15,130	6,177
Foreign exchange and others	(2,969)	(8,023)
Balance at 31 Dec	166,514	155,663
Personal lending | Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	41,610	50,955
Transfers of financial instruments:	(9,466)	(345)
transfers from stage 1 to stage 2	41,104	45,220
transfers from stage 2 to stage 1	48,706	43,549
– transfers to stage 3	(2,655)	(2,715)
Transfers out	791	699
Net new and further lending/repayments	(8,622)	(7,889)
Foreign exchange and others	2,310	(1,111)
Balance at 31 Dec	25,832	41,610
Personal lending | Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | First lien residential mortgages
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	34,341	38,513
Transfers of financial instruments:	(11,388)	2,694
transfers from stage 1 to stage 2	29,872	33,524
transfers from stage 2 to stage 1	40,658	30,113
– transfers to stage 3	(1,146)	(1,127)
Transfers out	544	410
Net new and further lending/repayments	(6,856)	(6,336)
Foreign exchange and others	2,190	(530)
Balance at 31 Dec	18,287	34,341
Personal lending | Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Credit cards
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	3,760	6,547
Transfers of financial instruments:	1,322	(1,469)
transfers from stage 1 to stage 2	7,206	6,427
transfers from stage 2 to stage 1	5,138	7,255
– transfers to stage 3	(828)	(765)
Transfers out	82	124
Net new and further lending/repayments	(758)	(1,122)
Foreign exchange and others	147	(196)
Balance at 31 Dec	4,471	3,760
Personal lending | Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Other personal lending
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	3,509	5,895
Transfers of financial instruments:	600	(1,570)
transfers from stage 1 to stage 2	4,026	5,269
transfers from stage 2 to stage 1	2,910	6,181
– transfers to stage 3	(681)	(823)
Transfers out	165	165
Net new and further lending/repayments	(1,008)	(431)
Foreign exchange and others	(27)	(385)
Balance at 31 Dec	3,074	3,509
Personal lending | Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	3,646	3,860
Transfers of financial instruments:	2,263	2,368
– transfers to stage 3	(3,318)	(3,458)
Transfers out	1,055	1,090
Changes due to modifications not derecognised	0	(25)
Net new and further lending/repayments	(467)	(796)
Foreign exchange and others	236	(227)
Assets written off	(1,641)	(1,534)
Balance at 31 Dec	4,037	3,646
Personal lending | Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | First lien residential mortgages
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	2,474	2,258
Transfers of financial instruments:	741	867
– transfers to stage 3	(1,435)	(1,417)
Transfers out	694	550
Net new and further lending/repayments	(657)	(523)
Foreign exchange and others	176	(65)
Assets written off	(63)	(63)
Balance at 31 Dec	2,671	2,474
Personal lending | Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Credit cards
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	343	450
Transfers of financial instruments:	812	673
– transfers to stage 3	(950)	(944)
Transfers out	138	271
Changes due to modifications not derecognised	0	(2)
Net new and further lending/repayments	103	(1)
Foreign exchange and others	23	(41)
Assets written off	(847)	(736)
Balance at 31 Dec	434	343
Personal lending | Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Other personal lending
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	829	1,152
Transfers of financial instruments:	710	828
– transfers to stage 3	(933)	(1,097)
Transfers out	223	269
Changes due to modifications not derecognised	0	(23)
Net new and further lending/repayments	87	(272)
Foreign exchange and others	37	(121)
Assets written off	(731)	(735)
Balance at 31 Dec	932	829
Personal lending | Allowance for ECL | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(2,546)	(2,892)
Net remeasurement of ECL arising from transfer of stage	24	8
Net new and further lending/repayments	381	731
Changes to risk parameters – credit quality	(2,097)	(2,060)
Changes to models used for ECL calculation	(50)	(100)
Foreign exchange and others	(178)	233
Assets written off	1,641	1,534
Balance at 31 Dec	(2,825)	(2,546)
ECL income statement change for the period	1,742	1,421
Recoveries	243	220
Others	(19)	32
Increase (decrease) in ECL	(1,480)	(1,233)
Personal lending | Allowance for ECL | Loans and advances to customers, including loan commitments and financial guarantees | First lien residential mortgages
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(473)	(575)
Net remeasurement of ECL arising from transfer of stage	20	(19)
Net new and further lending/repayments	53	79
Changes to risk parameters – credit quality	(108)	(61)
Changes to models used for ECL calculation	1	22
Foreign exchange and others	(36)	18
Assets written off	63	63
Balance at 31 Dec	(480)	(473)
ECL income statement change for the period	34	(21)
Recoveries	6	7
Others	(4)	1
Increase (decrease) in ECL	(24)	27
Personal lending | Allowance for ECL | Loans and advances to customers, including loan commitments and financial guarantees | Credit cards
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(1,137)	(1,095)
Net remeasurement of ECL arising from transfer of stage	5	(21)
Net new and further lending/repayments	203	339
Changes to risk parameters – credit quality	(1,118)	(1,091)
Changes to models used for ECL calculation	(51)	(99)
Foreign exchange and others	(71)	94
Assets written off	847	736
Balance at 31 Dec	(1,322)	(1,137)
ECL income statement change for the period	961	872
Recoveries	123	106
Others	5	10
Increase (decrease) in ECL	(843)	(776)
Personal lending | Allowance for ECL | Loans and advances to customers, including loan commitments and financial guarantees | Other personal lending
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(936)	(1,222)
Net remeasurement of ECL arising from transfer of stage	(1)
Net new and further lending/repayments	125	313
Changes to risk parameters – credit quality	(871)	(908)
Changes to models used for ECL calculation	0	(23)
Foreign exchange and others	(71)	121
Assets written off	731	735
Balance at 31 Dec	(1,023)	(936)
ECL income statement change for the period	747	570
Recoveries	114	107
Others	(20)	21
Increase (decrease) in ECL	(613)	(484)
Personal lending | Allowance for ECL | Loans and advances to customers, including loan commitments and financial guarantees | Assets held for sale
Increase (decrease) in financial assets [abstract]
Foreign exchange and others	16	23
Personal lending | Allowance for ECL | Loans and advances to customers, including loan commitments and financial guarantees | Assets held for sale | First lien residential mortgages
Increase (decrease) in financial assets [abstract]
Foreign exchange and others	2
Personal lending | Allowance for ECL | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale | Banking business in Canada
Increase (decrease) in financial assets [abstract]
Others		(1)
Personal lending | Allowance for ECL | Financial instruments credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Other personal lending
Increase (decrease) in financial assets [abstract]
Net remeasurement of ECL arising from transfer of stage		48
Personal lending | Allowance for ECL | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(587)	(602)
Transfers of financial instruments:	(664)	(1,045)
transfers from stage 1 to stage 2	(225)	(246)
transfers from stage 2 to stage 1	(861)	(1,247)
– transfers to stage 3	11	9
Transfers out	(39)	(53)
Net remeasurement of ECL arising from transfer of stage	411	745
Net new and further lending/repayments	(7)	(17)
Changes to risk parameters – credit quality	209	251
Changes to models used for ECL calculation	(29)	29
Foreign exchange and others	(23)	52
Balance at 31 Dec	(690)	(587)
ECL income statement change for the period	(584)	(1,008)
Personal lending | Allowance for ECL | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | First lien residential mortgages
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(58)	(109)
Transfers of financial instruments:	(89)	(232)
transfers from stage 1 to stage 2	(9)	(23)
transfers from stage 2 to stage 1	(84)	(244)
– transfers to stage 3	0	6
Transfers out	(14)	(17)
Net remeasurement of ECL arising from transfer of stage	52	163
Net new and further lending/repayments	(4)	20
Changes to risk parameters – credit quality	39	115
Changes to models used for ECL calculation	5	(8)
Foreign exchange and others	(5)	(7)
Balance at 31 Dec	(60)	(58)
ECL income statement change for the period	(92)	(290)
Personal lending | Allowance for ECL | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Credit cards
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(280)	(253)
Transfers of financial instruments:	(381)	(453)
transfers from stage 1 to stage 2	(144)	(129)
transfers from stage 2 to stage 1	(518)	(569)
– transfers to stage 3	3	2
Transfers out	(10)	(15)
Net remeasurement of ECL arising from transfer of stage	255	280
Net new and further lending/repayments	61	18
Changes to risk parameters – credit quality	39	79
Changes to models used for ECL calculation	(34)	22
Foreign exchange and others	(14)	27
Balance at 31 Dec	(354)	(280)
ECL income statement change for the period	(321)	(399)
Personal lending | Allowance for ECL | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Other personal lending
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(249)	(240)
Transfers of financial instruments:	(194)	(360)
transfers from stage 1 to stage 2	(72)	(94)
transfers from stage 2 to stage 1	(259)	(434)
– transfers to stage 3	8	1
Transfers out	(15)	(21)
Net remeasurement of ECL arising from transfer of stage	104	302
Net new and further lending/repayments	(64)	(55)
Changes to risk parameters – credit quality	131	57
Changes to models used for ECL calculation	0	15
Foreign exchange and others	(4)	32
Balance at 31 Dec	(276)	(249)
ECL income statement change for the period	(171)	(319)
Personal lending | Allowance for ECL | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(1,158)	(1,434)
Transfers of financial instruments:	1,242	1,477
transfers from stage 1 to stage 2	(225)	(246)
transfers from stage 2 to stage 1	(861)	(1,247)
– transfers to stage 3	756	685
Transfers out	(150)	(209)
Net remeasurement of ECL arising from transfer of stage	(378)	(605)
Net new and further lending/repayments	310	278
Changes to risk parameters – credit quality	(1,165)	(874)
Changes to models used for ECL calculation	(5)	(109)
Foreign exchange and others	(86)	109
Balance at 31 Dec	(1,240)	(1,158)
ECL income statement change for the period	1,238	1,310
Personal lending | Allowance for ECL | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | First lien residential mortgages
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(130)	(202)
Transfers of financial instruments:	82	232
transfers from stage 1 to stage 2	(9)	(23)
transfers from stage 2 to stage 1	(84)	(244)
– transfers to stage 3	50	90
Transfers out	(43)	(79)
Net remeasurement of ECL arising from transfer of stage	(31)	(152)
Net new and further lending/repayments	29	26
Changes to risk parameters – credit quality	(43)	(73)
Changes to models used for ECL calculation	(4)	29
Foreign exchange and others	(11)	10
Balance at 31 Dec	(108)	(130)
ECL income statement change for the period	49	170
Personal lending | Allowance for ECL | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Credit cards
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(658)	(698)
Transfers of financial instruments:	742	717
transfers from stage 1 to stage 2	(144)	(129)
transfers from stage 2 to stage 1	(518)	(569)
– transfers to stage 3	408	327
Transfers out	(40)	(50)
Net remeasurement of ECL arising from transfer of stage	(246)	(256)
Net new and further lending/repayments	108	127
Changes to risk parameters – credit quality	(640)	(476)
Changes to models used for ECL calculation	0	(122)
Foreign exchange and others	(43)	50
Balance at 31 Dec	(737)	(658)
ECL income statement change for the period	778	727
Personal lending | Allowance for ECL | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Other personal lending
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(370)	(534)
Transfers of financial instruments:	418	528
transfers from stage 1 to stage 2	(72)	(94)
transfers from stage 2 to stage 1	(259)	(434)
– transfers to stage 3	298	268
Transfers out	(67)	(80)
Net remeasurement of ECL arising from transfer of stage	(101)	(197)
Net new and further lending/repayments	173	125
Changes to risk parameters – credit quality	(482)	(325)
Changes to models used for ECL calculation	(1)	(16)
Foreign exchange and others	(32)	49
Balance at 31 Dec	(395)	(370)
ECL income statement change for the period	411	413
Personal lending | Allowance for ECL | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(801)	(856)
Transfers of financial instruments:	(578)	(432)
– transfers to stage 3	767	694
Transfers out	(189)	(262)
Net remeasurement of ECL arising from transfer of stage	(9)	(132)
Net new and further lending/repayments	78	470
Changes to risk parameters – credit quality	(1,141)	(1,437)
Changes to models used for ECL calculation	(16)	(20)
Foreign exchange and others	(69)	72
Assets written off	1,641	1,534
Balance at 31 Dec	(895)	(801)
ECL income statement change for the period	1,088	1,119
Personal lending | Allowance for ECL | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | First lien residential mortgages
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(285)	(264)
Transfers of financial instruments:	7	0
– transfers to stage 3	50	96
Transfers out	(57)	(96)
Net remeasurement of ECL arising from transfer of stage	(1)	(30)
Net new and further lending/repayments	28	33
Changes to risk parameters – credit quality	(104)	(103)
Changes to models used for ECL calculation	0	1
Foreign exchange and others	(20)	15
Assets written off	63	63
Balance at 31 Dec	(312)	(285)
ECL income statement change for the period	77	99
Personal lending | Allowance for ECL | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Credit cards
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(199)	(144)
Transfers of financial instruments:	(361)	(264)
– transfers to stage 3	411	329
Transfers out	(50)	(65)
Net remeasurement of ECL arising from transfer of stage	(4)	(45)
Net new and further lending/repayments	34	194
Changes to risk parameters – credit quality	(517)	(694)
Changes to models used for ECL calculation	(17)	1
Foreign exchange and others	(14)	17
Assets written off	847	736
Balance at 31 Dec	(231)	(199)
ECL income statement change for the period	504	544
Personal lending | Allowance for ECL | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Other personal lending
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(317)	(448)
Transfers of financial instruments:	(224)	(168)
– transfers to stage 3	306	269
Transfers out	(82)	(101)
Net remeasurement of ECL arising from transfer of stage	(4)	(57)
Net new and further lending/repayments	16	243
Changes to risk parameters – credit quality	(520)	(640)
Changes to models used for ECL calculation	1	(22)
Foreign exchange and others	(35)	40
Assets written off	731	735
Balance at 31 Dec	(352)	(317)
ECL income statement change for the period	507	476
Wholesale | Commercial real estate loans and advances including loan commitments
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	7,259
Balance at 31 Dec	5,802	7,259
Wholesale | Commercial real estate loans and advances including loan commitments | Hong Kong
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	3,241
Balance at 31 Dec	2,184	3,241
Wholesale | – stage 1 | Financial instruments not credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
transfers from stage 1 to stage 2	34,688
Wholesale | – stage 1 | Financial instruments not credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees | Mexico
Increase (decrease) in financial assets [abstract]
transfers from stage 1 to stage 2	1,069
Wholesale | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	927,594	965,135
Net new and further lending/repayments	33,778	23,759
Foreign exchange and others	32,595	(58,375)
Assets written off	(1,928)	(2,925)
Balance at 31 Dec	991,951	927,594
Wholesale | Gross carrying amount | – stage 1 | Financial instruments not credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	833,036	845,982
Transfers of financial instruments:	(35,399)	(17,606)
transfers from stage 1 to stage 2	93,205	70,991
transfers from stage 2 to stage 1	58,517	55,182
– transfers to stage 3	(1,210)	(2,056)
Transfers out	499	259
Net new and further lending/repayments	66,354	58,044
Foreign exchange and others	29,369	(53,384)
Balance at 31 Dec	893,360	833,036
Wholesale | Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	74,288	102,129
Transfers of financial instruments:	27,793	6,997
transfers from stage 1 to stage 2	93,205	70,991
transfers from stage 2 to stage 1	58,517	55,182
– transfers to stage 3	(7,605)	(9,515)
Transfers out	710	703
Net new and further lending/repayments	(27,221)	(29,842)
Foreign exchange and others	2,197	(4,996)
Balance at 31 Dec	77,057	74,288
Wholesale | Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	20,177	16,939
Transfers of financial instruments:	7,606	10,609
– transfers to stage 3	(8,815)	(11,571)
Transfers out	1,209	962
Net new and further lending/repayments	(5,593)	(4,450)
Foreign exchange and others	1,023	4
Assets written off	(1,928)	(2,925)
Balance at 31 Dec	21,197	20,177
Wholesale | Gross carrying amount | Lifetime expected credit losses | – POCI | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	93	85
Net new and further lending/repayments	238	7
Foreign exchange and others	6	1
Assets written off	0	0
Balance at 31 Dec	337	93
Wholesale | Allowance for ECL | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(7,559)	(8,603)
Net remeasurement of ECL arising from transfer of stage	(22)	(24)
Net new and further lending/repayments	825	1,372
Changes to risk parameters – credit quality	(3,265)	(3,306)
Changes to models used for ECL calculation	247	144
Foreign exchange and others	(403)	(67)
Assets written off	1,928	2,925
Balance at 31 Dec	(8,240)	(7,559)
ECL income statement change for the period	2,215	1,814
Recoveries	77	40
Others	267	126
Increase (decrease) in ECL	(2,405)	(1,900)
Wholesale | Allowance for ECL | Loans and advances to banks and customers, including loan commitments and financial guarantees | Argentina business
Increase (decrease) in financial assets [abstract]
Foreign exchange and others		300
Wholesale | Allowance for ECL | Commercial real estate loans and advances including loan commitments
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(1,158)
Balance at 31 Dec	(1,018)	(1,158)
Wholesale | Allowance for ECL | Commercial real estate loans and advances including loan commitments | Hong Kong
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(1,010)
Balance at 31 Dec	(808)	(1,010)
Wholesale | Allowance for ECL | – stage 1 | Financial instruments not credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(645)	(698)
Transfers of financial instruments:	(267)	(214)
transfers from stage 1 to stage 2	(143)	(173)
transfers from stage 2 to stage 1	(372)	(380)
– transfers to stage 3	4	7
Transfers out	(42)	(14)
Net remeasurement of ECL arising from transfer of stage	253	214
Net new and further lending/repayments	(171)	(151)
Changes to risk parameters – credit quality	181	112
Changes to models used for ECL calculation	(30)	39
Foreign exchange and others	7	53
Balance at 31 Dec	(672)	(645)
ECL income statement change for the period	(233)	(214)
Wholesale | Allowance for ECL | – stage 1 | Financial instruments not credit-impaired | Commercial real estate loans and advances including loan commitments
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(9)
Balance at 31 Dec	(4)	(9)
Wholesale | Allowance for ECL | – stage 1 | Financial instruments not credit-impaired | Commercial real estate loans and advances including loan commitments | Hong Kong
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	0
Balance at 31 Dec	0	0
Wholesale | Allowance for ECL | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(1,516)	(1,668)
Transfers of financial instruments:	859	825
transfers from stage 1 to stage 2	(143)	(173)
transfers from stage 2 to stage 1	(372)	(380)
– transfers to stage 3	678	636
Transfers out	(48)	(18)
Net remeasurement of ECL arising from transfer of stage	(226)	(226)
Net new and further lending/repayments	304
Changes to risk parameters – credit quality	(826)	(899)
Changes to models used for ECL calculation	277	105
Foreign exchange and others	(66)	36
Balance at 31 Dec	(1,194)	(1,516)
ECL income statement change for the period	471	709
Wholesale | Allowance for ECL | Lifetime expected credit losses | Financial instruments not credit-impaired | Commercial real estate loans and advances including loan commitments
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(319)
Balance at 31 Dec	(116)	(319)
Wholesale | Allowance for ECL | Lifetime expected credit losses | Financial instruments not credit-impaired | Commercial real estate loans and advances including loan commitments | Hong Kong
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(261)
Balance at 31 Dec	(9)	(261)
Wholesale | Allowance for ECL | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(5,347)	(6,207)
Transfers of financial instruments:	(592)	(611)
– transfers to stage 3	682	643
Transfers out	(90)	(32)
Net remeasurement of ECL arising from transfer of stage	(49)	(12)
Net new and further lending/repayments	690	1,219
Changes to risk parameters – credit quality	(2,596)	(2,508)
Foreign exchange and others	(341)	(153)
Assets written off	1,928	2,925
Balance at 31 Dec	(6,298)	(5,347)
ECL income statement change for the period	1,955	1,301
Wholesale | Allowance for ECL | Lifetime expected credit losses | Financial instruments credit-impaired | Commercial real estate loans and advances including loan commitments
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(824)
Balance at 31 Dec	(882)	(824)
Wholesale | Allowance for ECL | Lifetime expected credit losses | Financial instruments credit-impaired | Commercial real estate loans and advances including loan commitments | Hong Kong
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(743)
Balance at 31 Dec	(783)	(743)
Wholesale | Allowance for ECL | Lifetime expected credit losses | – POCI | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(51)	(30)
Net new and further lending/repayments	2	(7)
Changes to risk parameters – credit quality	(24)	(11)
Foreign exchange and others	(3)	(3)
Assets written off	0	0
Balance at 31 Dec	(76)	(51)
ECL income statement change for the period	22	18
Wholesale | Allowance for ECL | Lifetime expected credit losses | – POCI | Commercial real estate loans and advances including loan commitments
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(6)
Balance at 31 Dec	(16)	(6)
Wholesale | Allowance for ECL | Lifetime expected credit losses | – POCI | Commercial real estate loans and advances including loan commitments | Hong Kong
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(6)
Balance at 31 Dec	$ (16)	$ (6)